Inventories (Tables)	9 Months Ended
Mar. 31, 2022
Inventories
Schedule of inventories

	As at	As at
	June 30,	March 31,
	2021	2022
	RMB’000	RMB’000
Finished goods	1,491,328	1,159,984
Low-value consumables	4,733	3,056
	1,496,061	1,163,040

Schedule of amount of inventories recognized as an expense and included in profit or loss

	For the three months ended		For the nine months ended
	March 31,		March 31,
	2021	2022	2021	2022
	RMB’000	RMB’000	RMB’000	RMB’000
Carrying amount of inventories sold	1,641,240	1,602,409	4,799,723	5,399,685
Reversal of write-down of inventories	(55,856)	(4,472)	(34,888)	(39,158)
Cost of inventories recognized in consolidated statement of profit or loss	1,585,384	1,597,937	4,764,835	5,360,527